Disposal of Mayi and concurrent investment in Tujia	12 Months Ended
Dec. 31, 2017
Disposal of Mayi and concurrent investment in Tujia
9.	Disposal of finance business

In the second half of 2017, the Group entered into a series of definitive agreements relating to the disposal of the finance business and the related legal entities (the “Finance Business”) to a newly established investment holding entity majority-owned by Mr. Jinbo Yao (the “Acquirer Entity”), the chief executive officer and also a principal shareholder of the Company, who in return committed to provide RMB150 million as capital contributions to the Finance Business within nine months subsequent to the disposal, of which RMB 70 million was contributed to the Finance Business in 2017. Pursuant to the definitive agreements, upon the completion of the disposal of the Finance Business, the Group holds neither legal ownership nor effective control of the Finance Business, and received a profit sharing right, with fair value of approximately RMB151 million based on discounted cash flow model, for a portion of the future pre-tax profit of the Finance Business when the Finance Business has a positive pre-tax income on a cumulative basis. As part of the disposal, in addition to the profit sharing right, (i) the Group’s original capital contribution for the Finance Business of approximately RMB286 million will be repaid to the Group from the Acquirer Entity in installments, including interest at a rate to be determined based on the market interest rate, over 3 years subsequent to the disposal date; and (ii) repayments from borrowers for automobile financing receivables that were outstanding as of the disposal date, amounting to RMB132 million, will be repaid to the Group no later than 3 years after the disposal date. The transaction was completed in October 2017.

Upon the completion of the transaction in October 2017, the legal entities of the Finance Business were assessed as VIEs and Mr. Yao is considered as the primary beneficiary of the Finance Business because Mr. Yao holds a majority equity stake in the Acquirer Entity, and hence obtains majority voting rights in the Finance Business through his equity stake, possesses the power to direct the activities of the Finance Business that would most significantly impact its economic performance, and also exposes to benefits and losses of the Finance Business. Accordingly, the Finance Business was deconsolidated from the Group. As a result of the disposal, the Group recognized a gain amounted to RMB87.8 million in the consolidated statements of changes in equity as the difference between the net carrying amount of the derecognized assets and liabilities of the Finance Business and the profit sharing right and the other receivables due from the Acquirer Entity. Although the disposal of the Finance Business is not considered as a common control transaction because Mr. Yao has a controlling interest in the Acquirer Entity but not in Group, given he is a principal shareholder of the Group, the Group recorded the gain in equity account as additional paid-in capital by Mr. Yao. The profit sharing right is treated as contingent consideration received upon disposal of the business and is recorded as a long-term asset carried at amortized cost less impairment.

Separately, the Group has also entered into an arrangement to provide certain future services to the Finance Business in exchange for further profit sharing rights. The future services will be provided on an undiscounted basis. The Group will record revenue for these services upon meeting all of the revenue recognition criteria. There was no revenue recognized under this arrangement for the year ended December 31, 2017.

The total profit sharing rights obtained by the Group, entitle the Group to a certain percentage of the future pre-tax profit of the Finance Business when the Finance Business has a positive pre-tax income on a cumulative basis. Moreover, the total profit sharing rights do not have an expiration date and the Group would be able to convert its profit sharing right with respect to Finance Business into the same percentage of Finance Business’s equity interest, subject to applicable regulatory approvals.

Mayi And Tujia [Member]
Disposal of Mayi and concurrent investment in Tujia
7.	Disposal of Mayi and concurrent investment in Tujia

On June 20, 2016, the Company disposed its entire interest in Mayi, a majority-owned subsidiary which is engaged in online marketplace business for people to list and reserve short-term accommodations in Mainland China to Tujia, a competitor in the short-term accommodation business in Mainland China. The disposal of interest included an aggregate number of 16 million ordinary shares and approximately 1.7 million Series A preference shares of Mayi (the “Disposal Transaction”). In return, approximately 3.9 million Tujia Ordinary Shares were issued to the Company.

In addition to the Disposal Transaction, on June 20, 2016, the Company made additional investment in Tujia including the purchase of approximately 5.2 million Tujia Ordinary Shares and 2.3 million Tujia Series D Preference Shares by (i) paying RMB65.9 million (US$10.0 million) in cash, and (ii) providing future services with fair value of approximately RMB79.1 million (US$12.0 million) (the “Investment Transaction”).

Upon completion of the above transactions, the Company derecognized the assets and liabilities, including allocated goodwill attributable to Mayi, amounted to RMB78.3 million (US$11.9 million). As a result of the disposal of Mayi, the Company recognized a gain on disposal of Mayi of approximately RMB79.6 million (US$12.1 million) and obtained less than 5% ownership in Tujia through its investment in an aggregate number of approximately 9.2 million Tujia Ordinary Shares and 2.3 million Tujia Series D Preference Shares. The Company's investment in Tujia Ordinary Shares was accounted for as cost method as the Company does not have ability to exercise significant influence over operating and financial policies of Tujia through the investment in Tujia Ordinary Shares and the shares do not have readily determinable fair value or quoted market price. The Company's investment in Tujia Series D Preference Shares was also accounted for as cost method because the Tujia Series D Preference Shares were not considered as in-substance common stock and the shares do not have readily determinable fair value or quoted market price.